The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

Owen T. Meacham

(312) 557-3948

otm1@ntrs.com

Fax: (312) 935-5751

January 8, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended October 31, 2014.

Please direct any comments to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham

Owen T. Meacham

Enclosure